Financial liabilities - Schedule of Transaction Costs (Details) - Senior Secured Bridge Loan Facility	12 Months Ended
Dec. 31, 2025 USD ($)
Changes to borrowing [Roll Forward]
Balance as at January 1	$ 0
Additions	20,000,000
Transaction cost and arrangement fees	(3,438,487)
Interest accrued	1,193,442
Interest paid in cash	(1,077,083)
Balance as at December 31	$ 16,677,872